2. Summary of Significant Accounting Policies (Details 1) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Common Stock Equivalents	26,625,919	27,319,166	28,735,916
Unvested Restricted Stock- Chief Executive Officer
Common Stock Equivalents		0	750,000
Convertible Debt
Common Stock Equivalents	16,696,935	18,056,932	18,056,932
Stock Options
Common Stock Equivalents	200,000	200,000	200,000
Stock Warrant
Common Stock Equivalents	9,728,984	9,062,234	9,728,984